Principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents by Currency Denomination, Jurisdiction and Geographical Location
The following table sets forth a breakdown of the Group’s cash and cash equivalents by currency denomination, jurisdiction and geographical location as of December 31, 2015 and 2016:

	US$ in thousands					RMB in thousands					RMB in thousands
			China					China
		Hong	Non				Hong	Non			Total translated to
	USA	Kong	VIE	China VIE	Total	USA	Kong	VIE	China VIE	Total	RMB
December 31, 2015	3,944	289,522	29,459	3,511	326,436	247,043	6	324,952	449,928	1,021,929	3,138,387
December 31, 2016	3	56,103	10,917	2	67,025	268	152	383,233	351,848	735,501	1,200,457

Schedule of Property and Equipment Estimated Useful Lives
Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Buildings	30-50 years
Computers and equipment	3-5 years
Motor vehicles	4-5 years
Furniture and fixtures	5 years
Leasehold improvements	Over the shorter of lease terms or the estimated useful lives of assets
Software	3-5 years

Schedule of Intangible Assets Estimated Useful Lives
Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Customer relationships	2 - 3 years
Domain names and trademarks	9 - 10 years
Technology	4 - 5 years